Insurance Contracts, Reinsurance Contracts Held and Investment Contracts With Discretionary Participating Features - Summary of Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively (Detail) - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively [Line Items]
Beginning balance	[1]	€ 380,711
Ending balance		301,581	€ 380,711	[1]
Investments and other assets allocated to insurance contracts [member] | Fair value through other comprehensive income [member] | Insurance contracts [member]
Disclosure of Detailed Information About Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively [Line Items]
Beginning balance		(2,375)	6,456
Gross revaluation		1,137	(12,445)
Net gains/losses transferred to income statement		309	425
Foreign currency translation differences		55	540
Tax effect		(322)	2,578
Other		47	72
Ending balance		€ (1,147)	€ (2,375)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.